Capital Structure (Details) $ in Thousands			6 Months Ended		12 Months Ended	48 Months Ended
	Dec. 31, 2014 USD ($) shares	Jul. 08, 2011 USD ($) item shares	Jun. 30, 2015 USD ($) shares	Jun. 30, 2014 shares	Dec. 31, 2014 USD ($) shares	Jul. 08, 2015	Apr. 15, 2015 USD ($) item
Class A-1
Membership interests issued (in shares)	1,964,826		0		1,964,826
Aggregate capital balance | $	$ 19,648				$ 19,648
Membership interests outstanding (in shares)	1,964,826		0		1,964,826
Virtu Financial, LLC
Number of classes of members interests issued | item							3
Virtu Financial, LLC | Temasek
Maximum amount of payments to be made if value of interest acquired exceeds certain limit of transaction price | $							$ 3,900
Ratio of interest acquired over transaction price							1.7
Virtu Financial, LLC | Class A-1
Number of members that haves the right to call for redemption | item		3
Members interests granted (in shares)			0	0
Members interests forfeited (in shares)			0	0
Members interests distributed (in shares)			0	0
Members interests redeemed (in shares)			0	0
Amount of unrecovered capital for entitlement of distributions of capital proceeds | $	$ 0		$ 0		$ 0
Conversion ratio to convert from Class A-1 to Class A-2			1		1
Virtu Financial, LLC | Class A-1 | Minimum
Threshold of gross proceeds raised from an initial public offering for a qualified IPO | $			$ 100,000
Number of times the invested amount to determine the valuation of the entity			1.75
Virtu Financial, LLC | Class A-1 | Silver Lake Member
Redeemable interests issued (in shares)		25,000,000
Redeemable interests held (in shares)	7,381,224				7,381,224
Percentage of indirect ownership interest held in the entity	57.90%
Number of members can be appointed in Entity's board | item		1
Virtu Financial, LLC | Class A-1 | Affiliate of Vincent Viola
Membership interests issued (in shares)		1,964,826
Aggregate capital balance | $		$ 270,000
Virtu Financial, LLC | Class A-1 | Temasek Member
Redeemable interests transferred from one member to another member (in shares)	5,376,603
Number of members can be appointed in Entity's board | item		1
Number of members can be appointed in Entity's board by other members in consultation with Temasek member | item		1
Virtu Financial, LLC | Class A-1 | SLT Member
Redeemable interests transferred from one member to another member (in shares)	12,242,173
Percentage of indirect ownership interest held in the entity	42.10%
Virtu Financial, LLC | Class A-2 capital interests
Membership interests issued (in shares)	93,786,659		0		93,786,659
Membership interests outstanding (in shares)	93,786,659		0		93,786,659
Amount of unrecovered capital for entitlement of distributions of capital proceeds | $	$ 0		$ 0		$ 0
Virtu Financial, LLC | Class A-2 capital interests | East MIP
Contribution of capital interests to incentive plan (in shares)		2,625,000
Virtu Financial, LLC | Class A-2 capital interests | Temasek Member
Membership interests issued (in shares)	214,433				214,433
Member's interests transferred from one entity to another entity (in shares)	1,614,322
Virtu Financial, LLC | Class A-2 profits interests | Employee Holdco
Membership interests issued (in shares)	6,069,007		0		6,069,007
Members interests issued during the period (in shares)			6,418	0
Members interests redeemed (in shares)			13,495	6,795
Membership interests outstanding (in shares)	6,069,007		0		6,069,007
Virtu Financial, LLC | Class B interests
Membership interests issued (in shares)			0	0
Membership interests outstanding (in shares)			0
Non-voting interests vesting period			4 years
Percentage of capital proceeds issued	12.915%				12.915%
Percentage of capital proceeds outstanding	12.915%				12.915%
Virtu Financial, LLC | Class B interests | East MIP
Non-voting interests vesting period						4 years